SCHEDULE OF INCOME TAX RATE AND TAX PROVISION (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule Of Deferred Tax Assets And Liabilities
U.S. federal statutory tax rate	$ 15,541,001
U.S. federal statutory tax rate, percentage	21.00%
State and local income taxes, net of federal income tax effect
State and Local Income Taxes, Net of Federal Income Tax Effect, percentage
Tax credits	$ (185,987)
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Percent	0.25%
Changes in valuation allowance	$ 16,107,151
Change in valuation allowance, percentage	21.77%
Loss on issuance of debt	$ 8,511,510
Loss of issuance of drbt. percentage	11.50%
Change in fair value of warrants	$ (44,082,402)
Change in fair value of warrants, percentage	(59.57%)
Unrealized loss on derivative asset	$ 3,392,775
Derivative asset, percentage	4.58%
Transaction costs	$ 715,952
Transaction costs percentage	0.97%
Other adjustments
Effective tax rate as reported
Effective tax rate as reported, percentage